UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10555

PIMCO Corporate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Income Fund Schedule of Investments

July 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—76.4%
Airlines—3.6%
	American Airlines, Inc.,
$1,546	6.978%, 10/1/12	Baa2/A-	$1,460,613
1,000	7.858%, 4/1/13	Baa2/A-	920,000
	Continental Airlines, Inc.,
10,000	6.503%, 12/15/12	Baa2/BBB+	9,000,000
749	6.545%, 8/2/20	Baa2/A-	663,185
3,035	7.056%, 3/15/11	Baa2/A-	2,913,600
2,250	9.798%, 4/1/21	Ba1/BB+	1,698,582
336	Delta Air Lines, Inc., 6.619%, 9/18/12	NR/BBB	305,859
9,673	Northwest Airlines, Inc., 7.15%, 4/1/21 (MBIA)	Aaa/AAA	8,595,169
	United Air Lines, Inc.,
1,538	7.336%, 1/2/21 (a)(d)	Ba2/BB-	1,157,343
378	10.36%, 11/13/12 (b)(j)	NR/NR	3,682
			26,718,033

Automotive—0.1%
1,500	Ford Motor Co., 9.98%, 2/15/47	Caa1/CCC+	802,500

Banking—17.5%
6,000	American Express Bank FSB, 5.50%, 4/16/13 (d)	Aa3/A+	5,823,048
3,100	ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa2/AA	3,108,513
	Bank of America Corp., FRN (f),
20,000	8.00%, 1/30/18	A1/A+	18,528,200
1,400	8.125%, 5/15/18	A1/A+	1,304,044
	Barclays Bank PLC FRN (a)(d)(f),
4,600	7.434%, 12/15/17	Aa3/A+	3,976,001
9,700	7.70%, 4/25/18	Aa2/A+	9,394,305
6,900	BNP Paribas, 5.186%, 6/29/15, FRN (a)(d)(f)	Aa3/AA-	5,945,247
5,000	Colonial Bank, 9.375%, 6/1/11 (a)(b)(d)	Baa2/BBB	4,958,805
2,700	Commonwealth Bank of Australia, 6.024%, 3/15/16, FRN (a)(d)(f)	Aa3/A+	2,301,526
2,800	Credit Agricole S.A., 6.637%, 5/31/17, FRN (a)(d)(f)	Aa3/A	2,219,392
7,500	Credit Suisse First Boston, 5.00%, 5/15/13	Aa1/AA-	7,308,308
6,450	HBOS Capital Funding L.P., 6.071%, 6/30/14, FRN (a)(d)(f)	A1/A	5,310,298
2,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Aa3/A+	1,811,100
	HSBC Capital Funding L.P.,
3,000	4.61%, 6/27/13, FRN (a)(d)(f)	A1/A	2,667,651
900	4.61%, 12/31/49	NR/NR	800,295
1,000	10.176%, 6/30/30, FRN (f)	A1/A	1,190,288
	HSBC Holdings PLC,
6,450	6.50%, 5/2/36	Aa3/A+	5,928,130
2,100	6.50%, 9/15/37	Aa3/A+	1,911,048
2,300	Rabobank Capital Funding II, 5.26%, 12/31/13, FRN (a)(d)(f)	Aa2/AA	2,082,760
4,600	Rabobank Capital Funding Trust, 5.254%, 10/21/16, FRN (a)(d)(f)	Aa2/AA	3,870,518
8,500	RBS Capital Trust III, 5.512%, 9/30/14, FRN (f)	Aa3/A	7,116,226
1,000	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31, FRN (f)	Aa3/A	903,201
3,100	State Street Capital Trust III, 8.25%, 3/15/11, FRN (f)	A1/A	3,125,854
7,300	UBS AG, 5.75%, 4/25/18	Aa1/AA-	6,974,690
5,700	USB Capital IX, 6.189%, 4/15/11, FRN (f)	A1/A+	3,992,240
	Wachovia Corp.,
2,100	5.75%, 2/1/18	Aa3/AA-	1,801,185
15,000	7.98%, 3/15/18, FRN (f)	A2/A	11,554,590

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Banking (continued)
$7,200	Wells Fargo Capital X, 5.95%, 12/15/36	Aa2/AA-	$6,156,338
			132,063,801

Diversified Manufacturing—0.7%
1,500	Bombardier, Inc., 8.00%, 11/15/14 (a)(d)	Ba2/BB+	1,537,500
	Hutchison Whampoa International Ltd. (a)(d),
3,500	6.25%, 1/24/14	A3/A-	3,559,083
500	6.50%, 2/13/13	A3/A-	514,458
			5,611,041

Energy—3.2%
1,200	CenterPoint Energy Resources Corp., 7.75%, 2/15/11	Baa3/BBB	1,243,884
2,000	Dynergy-Roseton Danskammer, Inc., 7.67%, 11/8/16	Ba3/B	1,957,500
2,000	El Paso Corp., 10.75%, 10/1/10	Ba3/BB-	2,157,406
4,300	Energy Transfer Partners L.P., 7.50%, 7/1/38	Baa3/BBB-	4,390,339
3,900	Kinder Morgan Energy Partners L.P., 6.00%, 2/1/17	Baa2/BBB	3,868,063
4,100	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Baa3/BBB-	4,155,887
1,200	Northwest Pipeline Corp., 5.95%, 4/15/17	Baa2/BBB-	1,182,000
3,000	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	3,075,231
500	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	484,682
1,100	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	1,174,168
250	Transcontinental Gas Pipe Line Corp., 8.875%, 7/15/12	Baa2/BBB-	275,000
			23,964,160

Financial Services—19.8%
2,000	American General Finance Corp., 8.45%, 10/15/09	A1/A+	2,004,438
1,800	Bear Stearns Cos., Inc., 6.95%, 8/10/12	Aa2/AA-	1,858,997
7,704	Beaver Valley II Funding, 9.00%, 6/1/17	Baa3/BBB-	8,296,368
4,300	C10 Capital SPV Ltd., 6.722%, 12/31/16, FRN (f)	NR/BBB-	3,929,985
3,261	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(b)(d)	Baa2/BBB-	3,575,103
10,000	Citigroup Capital XXI, 8.30%, 12/21/77, FRN	A1/A	9,184,490
	Citigroup, Inc.,
3,100	6.125%, 11/21/17	Aa3/AA-	2,984,835
4,000	6.125%, 5/15/18	Aa3/AA-	3,846,428
2,000	6.125%, 8/25/36	A1/A+	1,684,772
7,700	8.40%, 4/30/18, FRN (f)	A2/A	6,602,673
1,000	Fresenius Medical Care Capital Trust, 7.875%, 6/15/11	B1/BB	1,020,000
	General Electric Capital Corp.,
10,100	6.375%, 11/15/67, FRN	Aa1/AA+	9,369,679
£500	6.50%, 9/15/67, FRN (a)(d)	Aa1/AA+	931,594
$1,180	8.30%, 9/20/09	Aaa/AAA	1,234,482
5,000	General Motors Acceptance Corp., 6.75%, 12/1/14	B2/B	2,873,560
	Goldman Sachs Group, Inc.,
5,200	6.15%, 4/1/18	Aa3/AA-	5,032,477
4,000	6.45%, 5/1/36	A1/A+	3,452,176
€250	Green Valley Ltd., 8.562%, 1/10/11, FRN (a)(b)(d)	NR/BB+	390,453
	JPMorgan Chase & Co.,
$4,400	6.00%, 1/15/18	Aa2/AA-	4,288,742
3,600	6.40%, 5/15/38	Aa2/AA-	3,345,588
7,100	JPMorgan Chase Capital XVIII, 6.95%, 8/1/66 (converts to FRN on 8/18/36)	Aa3/A	6,166,591

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$4,100	JPMorgan Chase Capital XX, 6.55%, 9/15/66 (converts to FRN on 9/30/36)	Aa3/A	$3,379,978
	Lehman Brothers Holdings, Inc.,
2,700	6.50%, 7/19/17	A2/A	2,447,482
13,000	6.875%, 5/2/18	A1/A+	12,259,078
5,000	7.50%, 5/11/38	A2/A	4,488,290
3,900	MBNA Capital, 3.601%, 2/1/27, FRN	Aa3/A+	3,123,600
3,100	Merrill Lynch & Co., Inc., 5.70%, 5/2/17	A2/A	2,663,396
	Morgan Stanley,
7,900	5.75%, 8/31/12	Aa3/AA-	7,762,967
4,000	6.00%, 4/28/15	Aa3/AA-	3,771,600
5,000	6.625%, 4/1/18	Aa3/AA-	4,649,055
2,000	Preferred Term Securities XIII, 3.364%, 3/24/34, FRN (a)(b)(d)	Aaa/AAA	1,790,000
4,200	Santander Perpetual S.A. Unipersonal, 6.671%, 10/24/17, FRN (a)(d)(f)	Aa2/A+	3,993,314
5,700	UBS Preferred Funding Trust V, 6.243%, 5/15/16, FRN (f)	Aa3/A	4,877,689
1,500	Universal City Development Partners, 11.75%, 4/1/10	B1/B+	1,533,750
1,000	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	980,000
10,100	Wells Fargo Capital XIII, 7.70%, 3/26/13, FRN (f)	Aa3/AA-	9,591,000
			149,384,630

Food & Beverage—1.8%
	Albertson’s, Inc.,
1,500	7.75%, 6/15/26	B1/B+	1,423,951
9,000	8.00%, 5/1/31	B1/B+	8,721,099
3,000	Ingles Markets, Inc., 8.875%, 12/1/11	B2/B+	3,052,500
			13,197,550

Healthcare & Hospitals—0.9%
1,400	Covidien International Finance S.A., 6.55%, 10/15/37	Baa1/A-	1,369,721
	HCA, Inc.,
1,000	8.70%, 2/10/10	Caa1/B-	1,017,811
4,050	9.25%, 11/15/16	B2/BB-	4,181,625
			6,569,157

Hotels/Gaming—0.6%
500	Mandalay Resort Group, 9.375%, 2/15/10	B1/B+	490,000
2,449	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(b)(d)	Baa3/BBB-	2,472,839
2,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	Ba2/BBB-	1,820,000
			4,782,839

Industrial—0.1%
700	Pemex Project Funding Master Trust, 6.625%, 6/15/38 (a)(d)	Baa1/BBB+	690,768

Insurance—1.1%
7,100	American International Group, Inc., 8.175%, 5/15/68, FRN (a)(d)	A1/A	6,396,518
2,300	Dai-ichi Mutual Life Insurance Co., 5.73%, 3/17/14 (a)(d)	NR/A-	2,338,757
			8,735,275

Metals & Mining—1.7%
300	Corporacion Nacional del Cobre de Chile, Inc., 6.15%, 10/24/36	Aa3/A	281,458
3,000	Falconbridge Ltd., 7.25%, 7/15/12	Baa2/BBB+	3,141,177
4,700	Phelps Dodge Corp., 9.50%, 6/1/31	Baa2/BBB-	6,113,938

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Metals & Mining (continued)
	Vale Overseas Ltd.,
$1,900	6.25%, 1/11/16	Baa3/BBB	$1,900,268
1,700	6.875%, 11/21/36	Baa2/BBB	1,639,118
			13,075,959

Multi-Media—4.9%
5,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	5,532,210
2,250	Comcast Corp., 10.625%, 7/15/12	Baa3/BBB	2,583,032
	CSC Holdings, Inc.,
1,000	7.625%, 4/1/11	B1/BB	993,750
1,700	7.875%, 2/15/18	B1/BB	1,591,625
6,625	8.125%, 8/15/09	B1/BB	6,707,813
	Historic TW, Inc.,
500	6.625%, 5/15/29	Baa2/BBB+	454,274
5,000	9.125%, 1/15/13	Baa2/BBB+	5,476,355
1,610	News America Holdings, Inc., 6.75%, 1/9/38	Baa2/BBB+	1,646,246
	Rogers Cable, Inc.,
CAD 1,750	7.25%, 12/15/11	Baa3/BBB-	1,796,465
$3,000	8.75%, 5/1/32	Baa3/BBB-	3,401,748
	Time Warner Cable, Inc.,
230	5.85%, 5/1/17	Baa2/BBB+	220,168
1,830	6.55%, 5/1/37	Baa2/BBB+	1,696,772
3,250	Univision Communications, Inc., 7.85%, 7/15/11	Ba3/B	3,014,375
2,000	Vivendi, 6.625%, 4/4/18 (a)(d)	Baa2/BBB	1,959,084
			37,073,917

Oil & Gas—4.6%
	Chesapeake Energy Corp.,
1,000	7.25%, 12/15/18	Ba3/BB	985,000
4,400	7.625%, 7/15/13	Ba3/BB	4,499,000
1,420	Dynergy-Roseton Danskammer, Inc., 7.27%, 11/8/10	Ba3/B	1,435,214
1,975	El Paso Corp., 8.05%, 10/15/30	Ba3/BB-	2,020,703
900	EnCana Corp., 6.50%, 8/15/34	Baa2/A-	873,743
	Gaz Capital S.A.,
800	6.212%, 11/22/16 (a)(d)	A3/BBB	739,760
4,900	8.625%, 4/28/34	A3/BBB	5,267,500
9,200	Gazprom AG, 9.625%, 3/1/13	A3/BBB	10,120,000
2,000	Newfield Exploration Co., 7.125%, 5/15/18	Ba3/BB-	1,900,000
703	Perforadora Central S.A. de CV, 4.92%, 12/15/18	NR/NR	743,739
1,000	Range Resources Corp., 7.25%, 5/1/18	Ba3/BB	980,000
1,700	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	1,585,420
750	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	Aa2/A	671,067
875	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B-	870,625
2,000	USX Corp., 9.375%, 2/15/12	Baa1/BBB+	2,253,364
			34,945,135

Paper/Paper Products—1.7%
	Georgia-Pacific LLC,
2,250	7.00%, 1/15/15 (a)(d)	Ba3/BB-	2,103,750
10,500	8.00%, 1/15/24	B2/B+	9,712,500
500	8.125%, 5/15/11	B2/B+	495,000
850	Norske Skogindustrier ASA, 6.125%, 10/15/15 (a)(d)	B1/BB-	535,500
			12,846,750

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Pharmaceuticals—0.3%
$1,000	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB	$969,507
1,000	Wyeth, 6.50%, 2/1/34	A3/A+	1,033,604
			2,003,111

Technology—0.2%
2,000	First Data Corp., 9.875%, 9/24/15 (a)(d)	B3/B	1,772,500

Telecommunications—7.6%
	AT&T Corp.,
792	7.30%, 11/15/11	A2/A	843,554
5,000	8.00%, 11/15/31	A2/A	5,715,395
5,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	5,366,900
	Citizens Communications Co.,
1,000	7.875%, 1/15/27	Ba2/BB	885,000
3,100	9.25%, 5/15/11	Ba2/BB	3,239,500
3,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	Baa1/BBB+	3,357,993
	Embarq Corp.,
5,000	7.082%, 6/1/16	Baa3/BBB-	4,690,075
5,000	7.995%, 6/1/36	Baa3/BBB-	4,536,140
3,000	France Telecom S.A., 8.50%, 3/1/31	A3/A-	3,572,571
2,000	Nextel Communications, Inc., 7.375%, 8/1/15	Baa3/BB	1,540,954
1,000	Qwest Capital Funding, Inc., 7.25%, 2/15/11	B1/B+	957,500
2,000	Qwest Communications International, Inc., 7.50%, 2/15/14	Ba3/B+	1,855,000
	Qwest Corp.,
2,300	6.026%, 6/15/13, FRN	Ba1/BBB-	2,144,750
8,860	7.20%, 11/10/26	Ba1/BBB-	6,955,100
	Sprint Capital Corp.,
3,800	6.90%, 5/1/19	Baa3/BB	3,245,306
6,200	8.75%, 3/15/32	Baa3/BB	5,546,297
1,200	Verizon Communications, Inc., 6.10%, 4/15/18	A3/A	1,202,741
1,500	Verizon New York, Inc., 7.375%, 4/1/32	Baa3/A	1,463,137
			57,117,913

Transportation—0.1%
400	Norfolk Southern Corp., 5.75%, 4/1/18 (d)	Baa1/BBB+	392,669

Utilities—5.6%
1,000	CMS Energy Corp., 3.741%, 1/15/13, FRN	Ba1/BB+	915,000
2,812	East Coast Power LLC, 7.066%, 3/31/12	Baa3/BBB-	2,891,060
400	Entergy Gulf States, Inc., 5.25%, 8/1/15	Baa3/BBB+	374,309
2,000	FirstEnergy Corp., 7.375%, 11/15/31	Baa3/BBB-	2,153,036
2,000	Florida Gas Transmission Co., 7.00%, 7/17/12 (a)(d)	Baa2/BBB+	2,172,282
3,085	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (a)(d)	Ba2/BB	3,115,850
5,740	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	5,940,900
3,339	Midwest Generation LLC, 8.56%, 1/2/16	Baa3/BB+	3,447,725
2,000	Northern States Power Co., 8.00%, 8/28/12	A2/A	2,225,042
6,000	PSE&G Energy Holdings LLC, 8.50%, 6/15/11	Ba3/BB-	6,307,902
8,000	PSE&G Power LLC, 8.625%, 4/15/31	Baa1/BBB	9,570,680
2,440	Sithe Independence Funding Corp., 9.00%, 12/30/13	Ba2/B	2,564,297
642	System Energy Resources, Inc., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	630,896
			42,308,979

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Waste Disposal—0.3%
$2,580	Waste Management, Inc., 7.10%, 8/1/26	Baa3/BBB	$2,503,921
	Total Corporate Bonds & Notes (cost—$620,651,280)		576,560,608

U.S. GOVERNMENT AGENCY SECURITIES—3.8%
	Fannie Mae—3.8%
369	5.301%, 11/1/35, FRN, MBS	Aaa/AAA	378,658
5,900	5.50%, MBS, TBA (e)	Aaa/AAA	5,773,705
222	7.00%, 2/1/29, MBS	Aaa/AAA	234,064
88	7.00%, 2/19/30, CMO, VRN	Aaa/AAA	90,944
66	7.00%, 1/1/32, MBS	Aaa/AAA	69,937
1,342	7.00%, 6/1/32, MBS	Aaa/AAA	1,403,255
94	7.00%, 10/1/32, MBS	Aaa/AAA	98,032
88	7.00%, 11/1/32, MBS	Aaa/AAA	92,501
281	7.00%, 12/1/32, MBS	Aaa/AAA	294,393
88	7.00%, 1/1/33, MBS	Aaa/AAA	91,963
123	7.00%, 2/1/33, MBS	Aaa/AAA	128,488
346	7.00%, 3/1/33, MBS	Aaa/AAA	361,921
940	7.00%, 5/1/33, MBS	Aaa/AAA	984,006
53	7.00%, 6/1/33, MBS	Aaa/AAA	55,547
128	7.00%, 7/1/33, MBS	Aaa/AAA	134,540
316	7.00%, 1/1/34, MBS	Aaa/AAA	331,503
473	7.00%, 3/1/34, MBS	Aaa/AAA	497,564
264	7.00%, 9/1/34, MBS	Aaa/AAA	275,920
1,502	7.00%, 4/1/35, MBS	Aaa/AAA	1,572,247
478	7.00%, 6/1/35, MBS	Aaa/AAA	500,892
1,812	7.00%, 10/1/35, MBS	Aaa/AAA	1,898,411
1,861	7.00%, 2/1/36, MBS	Aaa/AAA	1,950,854
52	7.00%, 9/25/41, CMO, VRN	Aaa/AAA	54,785
985	7.00%, 12/25/41, CMO	Aaa/AAA	1,033,860
26	7.50%, 12/25/19, CMO	Aaa/AAA	28,317
230	7.50%, 5/1/22, MBS	Aaa/AAA	247,020
12	7.50%, 6/25/30, CMO	Aaa/AAA	12,266
231	7.50%, 12/1/33, MBS	Aaa/AAA	247,864
52	7.50%, 11/25/40, CMO	Aaa/AAA	54,549
103	7.50%, 5/25/42, CMO	Aaa/AAA	109,905
4,618	7.50%, 12/25/45, CMO	Aaa/AAA	4,862,546
24	8.00%, 7/18/27, CMO	Aaa/AAA	25,671
4,626	8.00%, 12/25/45, CMO	Aaa/AAA	4,893,325
			28,789,453
	Freddie Mac—0.0%
63	7.50%, 11/1/19, MBS	Aaa/AAA	66,246
21	8.00%, 9/15/26, CMO	Aaa/AAA	23,021
5	9.50%, 5/15/21, CMO	Aaa/AAA	5,340
			94,607
	Total U.S. Government Agency Securities (cost—$28,516,517)		28,884,060

SOVEREIGN DEBT OBLIGATIONS—2.2%
Colombia—0.2%
1,000	Colombia Government International Bond, 7.375%, 9/18/37	Ba1/BBB-	1,095,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Guatemala—0.2%
$1,500	Republic of Guatemala, 9.25%, 8/1/13 (a)(d)	Ba2/BB	$1,702,500

Panama—1.3%
7,170	Republic of Panama, 9.375%, 4/1/29	Ba1/BB+	9,417,795

Russia—0.1%
578	Russian Federation, 8.25%, 3/31/10	Baa2/BBB+	601,208

South Africa—0.3%
	Republic of South Africa,
2,600	5.875%, 5/30/22	Baa1/BBB+	2,446,538
120	7.375%, 4/25/12	Baa1/BBB+	127,800
			2,574,338

Ukraine—0.1%
1,000	Republic of Ukraine, 7.65%, 6/11/13	B1/B+	978,750
	Total Sovereign Debt Obligations (cost—$16,670,942)		16,369,591

MORTGAGE-BACKED SECURITIES—1.7%
3,500	Chase Commercial Mortgage Securities Corp., 6.887%, 10/15/32, CMO (a)(d)	NR/BB+	3,022,737
1,000	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.617%, 10/15/48, CMO	Aaa/AAA	945,462
	GSMPS Mortgage Loan Trust, CMO (a)(d),
2,490	7.50%, 6/19/27, VRN	NR/NR	2,534,640
67	7.50%, 6/19/32, VRN	NR/NR	71,826
2,693	7.50%, 6/25/43	NR/NR	2,675,573
1,000	LB-UBS Commercial Mortgage Trust, 5.424%, 2/15/40, CMO	NR/AAA	911,744
	Merrill Lynch Mortgage Investors, Inc., CMO, VRN,
2,805	6.854%, 12/15/30	A3/AA	2,735,848
5	7.192%, 2/15/30	Aaa/BBB+	4,395
255	Washington Mutual Mortgage, 4.291%, 8/25/46, CMO, FRN	Aaa/AAA	143,444
57	Washington Mutual, Inc., 7.50%, 4/25/33, CMO	Aaa/AAA	56,968
	Total Mortgage-Backed Securities (cost—$13,980,202)		13,102,637

MUNICIPAL BONDS (g)—2.9%
New Jersey—2.9%
	Tobacco Settlement Financing Corp. Rev.,
6,420	5.75%, 6/1/32	Aaa/AAA	6,891,228
4,850	6.125%, 6/1/24	Aaa/AAA	5,136,247
8,480	6.375%, 6/1/32	Aaa/AAA	9,581,636
	Total Municipal Bonds (cost—$19,132,755)		21,609,111

SENIOR LOANS (a)(c)—1.0%
Containers & Packaging—0.1%
	Smurfit-Stone Container,
131	2.713%, 11/1/10		127,156
64	4.50%, 11/1/10, Term C		61,645
39	4.50%, 11/1/11, Term B		38,331
107	5.125%, 11/1/11, Term B		104,226
215	5.125%, 11/1/11, Term C		208,452
			539,810

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Energy—0.2%
	AES Corp., Term B (b),
$715	5.063%, 8/10/11		$703,572
714	5.10%, 8/10/11		703,571
			1,407,143

Financial Services—0.3%
2,481	Chrysler Financial Corp., 6.78%, 8/3/12		2,041,862

Healthcare & Hospitals—0.3%
2,955	HCA, Inc., 5.051%, 11/18/13, Term B		2,782,830

Hotels/Gaming—0.1%
992	Las Vegas Sands Corp., 4.56%, 5/23/14		859,455
	Total Senior Loans (cost—$8,302,966)		7,631,100

Shares
CONVERTIBLE PREFERRED STOCK—0.1%
Insurance—0.1%
13,500	American International Group, Inc., 8.50%, 8/1/11 (cost—$1,012,500)	A3/NR	776,520

Principal
Amount
(000)
ASSET-BACKED SECURITIES—0.1%
$288	SLM Student Loan Trust, 2.80%, 10/25/16, FRN (cost—$288,417)	Aaa/AAA	286,664

SHORT-TERM INVESTMENTS—11.6%
U.S. Treasury Bills (h)—4.7%
35,500	1.33%-1.81%, 8/28/08-9/25/08 (cost—$35,418,339)	NR/NR	35,418,339

Corporate Notes—2.4%
Airlines—0.2%
1,769	United Air Lines, Inc., 6.201%, 9/1/08	Ba2/BBB	1,751,621

Banking—1.1%
5,910	Republic New York Corp., 9.70%, 2/1/09	A1/A+	6,050,552
1,750	Riggs National Corp., 9.65%, 6/15/09	A2/A	1,817,205
			7,867,757

Diversified Manufacturing—0.1%
1,030	Raychem Corp., 7.20%, 10/15/08	NR/NR	1,034,045

Multi-Media—0.1%
925	Comcast MO of Delaware LLC, 9.00%, 9/1/08	Baa2/BBB+	926,888

Oil & Gas—0.3%
2,350	Salomon Brothers AG for OAO Siberian Oil Co., 10.75%, 1/15/09	Ba1/BBB-	2,408,750

Telecommunications—0.1%
1,000	Sprint Capital Corp., 6.375%, 5/1/09	Baa3/BB	1,000,182

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities—0.5%
$3,247	Tucson Electric Power, 7.50%, 8/1/08	Baa2/BBB	$3,247,000
	Total Corporate Notes (cost—$18,148,695)		18,236,243

Repurchase Agreements—4.5%
32,500	Credit Suisse First Boston, dated 7/31/08, 2.017%, due 8/1/08, proceeds $32,501,821; collateralized by U.S. Treasury Inflation Index Note, 1.875%, due 7/15/15, valued at $4,088,258 including accrued interest and U.S. Treasury Notes, 4.75%, due 11/15/08, valued at $29,173,830 including accrued interest		32,500,000
1,697	State Street Bank & Trust Co., dated 7/31/08, 1.65%, due 8/1/08, proceeds $1,697,078; collateralized by Freddie Mac Discount Note, 4.101%, due 8/22/08, valued at $1,735,650 including accrued interest		1,697,000
	Total Repurchase Agreements (cost—$34,197,000)		34,197,000
	Total Short-Term Investments (cost—$87,764,034)		87,851,582

Contracts/
Notional
Amount
OPTIONS PURCHASED (i)—0.3%
	Call Options—0.2%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
59,000,000	strike rate 3.63%, expires 1/7/09		134,491
44,100,000	strike rate 4.75%, expires 9/8/09		690,919
1,000,000	strike rate 5.00%, expires 8/28/09		18,956
	Euro versus U.S. Dollar (OTC),
2,500,000	strike price $1.37, expires 6/3/10		425,741
2,000,000	strike price $1.38, expires 5/21/10		335,978
	U.S. Treasury Bonds 30 yr. Futures (CBOT),
714	strike price $138, expires 8/22/08		13,169
	U.S. Treasury Notes 5 yr. Futures (CBOT),
255	strike price $123, expires 8/22/08		2,237
			1,621,491

	Put Options—0.1%
	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
59,000,000	strike rate 5.45%, expires 1/7/09		340,631
	Euro versus U.S. Dollar (OTC),
2,500,000	strike price $1.37, expires 6/3/10		68,994
2,000,000	strike price $1.38, expires 5/21/10		55,242

Contracts/
Notional
Amount		Value*
	Fannie Mae (OTC),
5,900,000	strike price $78, expires 10/7/08	$8
	Financial Future Euro—90 day (CME),
360	strike price $90, expires 6/15/09	2,250
90	strike price $91, expires 12/14/09	542
700	strike price $93.25, expires 3/16/09	4,375
	United Kingdom—90 day (CME),
276	strike price $89.50, expires 12/16/09	—
296	strike price $89.625, expires 6/17/09	1
230	strike price $91.25, expires 12/17/08	—
125	strike price $92, expires 3/18/09	1,548
	U.S. Treasury Notes 10 yr. Futures (CBOT),
318	strike price $92, expires 8/22/08	4,545
		478,136
	Total Options Purchased (cost—$1,995,506)	2,099,627

	Total Investments before options written (cost—$798,315,119)—100.1%	755,171,500

OPTIONS WRITTEN (i)—(0.1)%
	Call Options—(0.1)%
	2-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
14,700,000	strike rate 5.15%, expires 9/8/09 (premiums received—$443,411)	(583,162)

	Total Investments net of options written (cost—$797,871,708)—100.0%	$754,588,338

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or person acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $113,173,038, represents 15.00% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2008.

(d)

144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after July 31, 2008.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	All or partial amount segregated as collateral for futures contracts, options written and swaps.
(i)	Non-income producing.
(j)	Security in default

Glossary:

£/GBP—British Pound Sterling

€/EUR—Euro

AUD—Australian Dollar

CAD—Canadian Dollar

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on July 31, 2008.

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Security

MXN—Mexican Peso

NR—Not Rated

OTC—Over-the-Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on July 31, 2008.

Other Investments:

(1)  Futures contracts outstanding at July 31, 2008:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long:	Euribor Future	60	$22,299	6/15/09	$133,581
	Euribor Future	15	5,581	3/15/10	25,731
	Euro-Bund 10 yr. Futures	30	5,266	9/8/08	5,616
	Financial Future Euro—90 day	750	180,900	9/14/09	196,875
	Financial Future Euro—90 day	400	96,160	12/14/09	20,672
	U.S. Treasury Bond Futures	375	43,312	9/19/08	(260,938)
	U.S. Treasury Notes 10 yr. Futures	983	112,876	9/19/08	312,844
	United Kingdom—90 day	125	29,269	3/18/09	28,257
	United Kingdom—90 day	150	35,173	6/17/09	31,682
	United Kingdom—90 day	250	58,632	9/19/09	(234,695)
	United Kingdom—90 day	630	147,650	12/16/09	(1,040,022)
					$(780,397)

(2)  Transactions in options written for the nine months ended July 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, October 31, 2007	154,100,700	$3,489,263
Options terminated in closing transactions	(139,400,700)	(3,045,852)
Options outstanding, July 31, 2008	14,700,000	$443,411

(3) Credit default swap agreements outstanding at July 31, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	(Paid) by Fund	(Depreciation)
Bank of America:
Freeport-McMoRan	$3,000	6/20/12	0.90%	$(55,876)
LCDX	7,000	6/20/13	3.25%	81,239
Barclays Bank:
Allied Waste	2,500	6/20/13	3.70%	124,170
Autozone	800	6/20/13	(0.875)%	205
Dow Jones CDX	5,000	12/20/12	(7.05)%	(294,890)
Gazprom	4,500	7/20/12	0.63%	(207,608)
General Electric	8,800	12/20/12	0.63%	(191,774)
Sprint Nextel	2,300	6/20/09	7.15%	98,806
Bear Stearns:
Ford Motor Credit	4,000	6/20/10	5.60%	(525,725)
BNP Paribas:
Citigroup	9,600	12/20/12	0.67%	(246,535)
Royal Bank of Scotland	1,500	6/20/13	1.50%	28,946
Royal Bank of Scotland	1,500	6/20/13	2.65%	71,214

Citigroup:
Bear Stearns	$4,100	9/20/12	0.48%	$(67,527)
Ford Motor Credit	10,800	9/20/08	1.35%	(96,133)
Freeport-McMoRan	2,000	6/20/12	1.00%	(29,958)
GMAC	5,000	6/20/12	1.40%	(1,957,886)
Credit Suisse First Boston:
Chesapeake Energy	3,000	6/20/12	1.01%	(76,863)
Ford Motor Credit	4,200	9/20/09	3.79%	(405,641)
Gazprom	1,500	11/20/08	1.00%	3,489
GMAC	7,000	12/20/10	5.22%	(1,849,586)
Qwest Capital Funding	7,000	12/20/10	4.56%	(4,452)
Deutsche Bank:
American International Group	1,300	12/20/12	0.89%	(74,733)
American International Group	3,400	12/20/12	0.90%	(194,167)
Chesapeake Energy	1,000	6/20/12	1.05%	(24,175)
Chesapeake Energy	1,600	3/20/14	1.32%	(59,013)
Dow Jones CDX	5,000	12/20/12	(7.05)%	(294,891)
Dow Jones CDX	9,000	12/20/12	0.68%	97,720
Dow Jones CDX	33,000	6/20/13	(1.55)%	258,817
GMAC	10,500	9/20/09	1.50%	(1,855,240)
Goldman Sachs:
Bombardier	3,000	12/20/10	4.05%	188,641
Citigroup	2,000	12/20/12	0.77%	(43,354)
Citigroup	1,000	12/20/12	0.80%	(20,476)
Dow Jones CDX	10,000	12/20/12	(7.02)%	(578,300)
Dow Jones CDX	3,800	6/20/13	(1.55)%	(12,820)
Echostar	2,500	6/20/09	0.54%	(11,848)
JPMorgan Chase:
American International Group	5,000	3/20/13	2.062%	(66,432)
Bear Stearns	1,800	9/20/12	0.67%	(16,430)
Gazprom	9,800	7/20/12	0.625%	(453,888)
Lehman Brothers:
American International Group	1,300	12/20/12	0.85%	(76,703)
American International Group	5,000	3/20/13	2.10%	(58,918)
Citigroup	2,100	12/20/12	0.70%	(51,407)
Dow Jones CDX	50,000	12/20/12	(1.40)%	(448,202)
Dow Jones CDX	17,500	12/20/12	3.20%	(1,328,623)
Federal Republic of Brazil	1,500	2/20/17	1.51%	18,271
Freescale Semiconductor	2,500	6/20/09	1.62%	(59,275)
HCA	2,500	6/20/09	1.00%	(17,417)
MGM	2,500	6/20/09	0.65%	(77,388)
Proctor & Gamble	5,000	9/20/08	0.07%	(817)
Reynolds American	2,000	6/20/12	1.00%	(6,082)
Sprint Nextel	1,000	3/20/09	6.00%	24,750
Merrill Lynch & Co.:
Dow Jones CDX	17,500	12/20/12	3.215%	(1,318,323)
El Paso	2,500	6/20/09	0.45%	(16,810)
Ford Motor	5,000	6/20/13	5.00%	(721,009)
Ford Motor	3,000	6/20/13	5.00%	(440,105)
Gazprom	5,000	7/20/12	0.63%	(230,675)
General Motors	3,000	6/20/13	5.00%	(643,369)
Lyondell Chemical	2,500	6/20/09	1.00%	(103,490)
Reliant Energy	2,000	12/20/10	2.80%	6,816
Vale Overseas	3,000	4/20/12	0.50%	(56,434)
Morgan Stanley:
Chesapeake Energy	2,500	6/20/09	0.45%	(13,718)
Citigroup	2,700	12/20/12	0.80%	(55,284)
Dow Jones CDX	15,000	12/20/12	0.72%	180,810
Dow Jones CDX	138,700	6/20/18	(1.50)%	(792,432)
Dynegy Holdings	2,500	6/20/09	1.05%	(2,038)

Ford Motor Credit	$5,000	9/20/10	4.05%	$(867,960)
General Motors	1,700	6/20/13	5.00%	(364,576)
LCDX	5,600	6/20/13	3.25%	64,991
MetLife	4,000	3/20/13	2.05%	145,534
MGM	7,000	12/20/10	2.55%	(459,066)
Reliant Energy	2,500	6/20/09	1.05%	(8,127)
Reliant Energy	5,000	12/20/10	2.90%	28,766
Republic of Indonesia	2,600	3/20/09	0.46%	(943)
Ukraine	2,600	3/20/09	0.66%	(12,559)
Royal Bank of Scotland:
Aramark	2,500	6/20/12	2.32%	(174,645)
Autozone	3,200	6/20/13	(0.92)%	(5,616)
Freeport-McMoRan	1,500	6/20/09	0.32%	(6,869)
RadioShack Corp.	4,000	6/20/13	(1.455)%	47,101
Williams Cos.	2,500	6/20/09	0.30%	(1,241)
UBS:
LCDX	32,600	6/20/13	3.25%	406,640
				$(16,259,416)

(4) Interest rate swap agreements outstanding at July 31, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	€2,300	9/17/18	5.00%	6-month EUR-LIBOR	$(42,706)
Barclays Bank	$200,000	12/18/24	3-Month USD-LIBOR	5.30%	2,519,116
Barclays Bank	196,000	12/19/24	5.70%	3-Month USD-LIBOR	(7,479,737)
Barclays Bank	160,000	6/21/25	3-Month USD-LIBOR	5.70%	14,715,024
Citigroup	1,500	12/17/13	3-Month USD-LIBOR	4.00%	(17,510)
Goldman Sachs	MXN 56,800	11/4/16	28-Day Mexico Interbank TIIE Banxico	8.17%	(481,019)
Goldman Sachs	£10,500	7/17/27	5.628%	6-Month GBP-LIBOR	(1,616,347)
HSBC Bank	£10,200	12/15/35	4.00%	6-Month GBP-LIBOR	383,481
Lehman Brothers	$393,800	1/9/18	3.63%	3-Month USD-LIBOR	(2,171,533)
Lehman Brothers	393,800	1/9/18	3-Month USD-LIBOR	5.45%	2,771,717
Merrill Lynch & Co.	34,900	12/17/09	3-Month USD-LIBOR	4.00%	(46,963)
Merrill Lynch & Co.	925,800	6/17/10	3-Month USD-LIBOR	4.00%	6,334,481
Merrill Lynch & Co.	10,200	12/17/23	5.00%	3-Month USD-LIBOR	(45,336)
Merrill Lynch & Co.	160,000	6/19/25	5.70%	3-Month USD-LIBOR	(6,044,031)
Morgan Stanley	30,000	12/17/13	3-Month USD-LIBOR	4.00%	(372,699)
Morgan Stanley	23,300	12/17/18	3-Month USD-LIBOR	5.00%	121,117
Royal Bank of Scotland	253,800	2/25/17	4.38%	3-Month USD-LIBOR	10,259,042
Royal Bank of Scotland	£10,500	7/17/27	6-Month GBP-LIBOR	4.75%	(149,350)
UBS	AUD 16,200	9/15/09	3-Month Australian Bank Bill	7.00%	(75,243)
					$18,561,504

The Fund received $35,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5)  Forward foreign currency contracts outstanding at July 31, 2008:

			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	July 31, 2008	(Depreciation)
Purchased:
4,603,587 Australian Dollar settling 8/14/08	$4,480,671	$4,321,817	$(158,854)
7,726,800 Brazilian Real settling 12/2/08	4,514,636	4,784,003	269,367
13,731,960 Chinese Yuan Renminbi settling 10/10/08	2,020,000	2,022,502	2,502
15,295,759 Chinese Yuan Renminbi settling 7/15/09	2,360,000	2,344,170	(15,830)
2,784,665 Malaysian Ringgit settling 8/4/08	858,260	855,221	(3,039)
6,172,990 Malaysian Ringgit settling 11/12/08	1,899,488	1,895,660	(3,828)
3,226,815 Mexican Peso settling 11/19/08	304,173	316,275	12,102
71,776,000 Philippines Peso settling 8/22/08	1,608,216	1,623,118	14,902
40,200,000 Philippines Peso settling 11/12/08	906,831	903,784	(3,047)
2,166,500 Polish Zloty settling 11/19/08	1,000,000	1,042,804	42,804
1,198,539 Polish Zloty settling 5/6/09	531,079	569,272	38,193
34,668,250 Russian Ruble settling 11/19/08	1,446,815	1,474,119	27,304
74,257,500 Russian Ruble settling 5/6/09	3,041,782	3,121,046	79,264
888,741 Singapore Dollar settling 8/28/08	630,000	650,458	20,458
1,360,353 Singapore Dollar settling 9/19/08	1,007,736	996,740	(10,996)
644,784 Singapore Dollar settling 11/21/08	472,658	473,738	1,080
818,256,500 South Korean Won settling 8/4/08	857,385	808,385	(49,000)
Sold:
4,491,000 Australian Dollar settling 8/7/08	4,305,670	4,220,061	85,609
1,235,000 Brazilian Real settling 12/2/08	725,617	764,643	(39,026)
7,244,000 British Pound settling 8/11/08	14,302,470	14,337,928	(35,458)
1,432,000 Canadian Dollar settling 8/11/08	1,415,041	1,396,111	18,930
5,218,000 Euro settling 8/26/08	8,274,574	8,130,308	144,266
2,784,665 Malaysian Ringgit settling 8/4/08	856,652	855,221	1,431
40,200,000 Philippines Peso settling 8/22/08	910,219	909,069	1,150
28,698,075 Russian Ruble settling 11/19/08	1,197,000	1,220,263	(23,263)
818,256,500 South Korean Won settling 8/4/08	788,836	808,385	(19,549)
			$397,472

(6)  Short sales outstanding at July 31, 2008:

	Coupon	Maturity	Par	Proceeds	Value
U.S. Treasury Bonds & Notes	3.375%	6/30/13	$29,400,000	$29,300,489	$29,611,327
U.S. Treasury Bonds & Notes	5.00%	5/15/37	53,600,000	57,844,612	57,251,554
					$86,862,881

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.3a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or in reasonably likely to materially affect, the registrant’s Internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 23, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 23, 2008

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 23, 2008